Statements of Changes in Stockholders' Equity (Parentheticals)	3 Months Ended
Mar. 31, 2013
Number of shares issued and outstanding in exchange for transfer to Exchangeco	8,729,583
Placement agent
Issuance of units/warrants at net of cash issue costs	0.80